Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities - related party amounts (in Dollars)	$ 84	$ 27
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	21,888,976	13,303,795
Common stock outstanding	21,888,976	13,303,795
Related Party
Accounts payable and accrued expenses - related party amounts (in Dollars)	$ 688	$ 81
Other current liabilities - related party amounts (in Dollars)	$ 202	$ 0